CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividends per share	$ 11.424653	$ 4.080233	$ 3.928698
Cash Dividend Paid [member]
Dividends per share	$ 10.608606	$ 19.5851119